Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	₩ 10,070,273	₩ 9,975,310
Cash equivalents(except cash on hand) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	1,926,620	2,875,383
Trade and other receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	6,643,115	6,036,363
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	5,813	6,277
Derivative used for hedging [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	7,389	227,318
Time deposits and others [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	1,333,317	716,769
Available-for-sale [member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	9,899	26,684
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	151	30,143
Financial guarantee contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	₩ 143,969	₩ 56,373